Supplemental Disclosure with Respect to Cash Flows - Additional Information (Details) $ in Thousands	5 Months Ended
Dec. 31, 2019 USD ($)
Joint Operations
Supplemental Information With Respect To Cash Flows [Line Items]
Increase in accounts payable related to property, plant and equipment	$ 2,457